Deferred Revenue - Summary of Deferred Revenue (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income [abstract]
Current	$ 4,558	$ 3,907
Non-current	39,433	39,367
Total	$ 43,991	$ 43,274	$ 40,952